Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 192,459,867	$ 184,732,364
Term deposits	119,753,220	75,327,231
Insurance receivables	112,974,844	108,247,631
Investments	253,721,954	200,904,811
Investments in associates	13,061,674	13,437,778
Reinsurance share of outstanding claims	176,212,424	187,565,382
Reinsurance share of unearned premiums	33,916,549	32,566,847
Deferred excess of loss premiums	15,172,707	12,448,671
Deferred policy acquisition costs	41,713,289	36,403,831
Deferred tax assets		638,841
Other assets	7,754,225	5,061,050
Investment properties	25,712,312	30,655,214
Property, premises and equipment	12,734,842	12,216,997
Intangible assets	3,885,894	2,935,750
TOTAL ASSETS	1,009,073,801	903,142,398
LIABILITIES
Gross outstanding claims	413,052,855	384,379,841
Gross unearned premiums	206,214,029	168,254,688
Insurance payables	53,543,737	33,034,146
Other liabilities	14,863,282	8,299,453
Deferred tax liabilities	346,824
Unearned commissions	8,909,989	8,010,384
TOTAL LIABILITIES	696,930,716	601,978,512
EQUITY
Issued share capital	143,375,678	143,375,678
Additional paid in capital	2,773,000	2,773,000
Treasury shares	(20,102,500)	(15,050,000)
Foreign currency translation reserve	(332,785)	(294,929)
Fair value reserve	4,273,914	953,704
Retained earnings	182,155,778	169,406,433
TOTAL EQUITY	312,143,085	301,163,886
TOTAL LIABILITIES AND EQUITY	$ 1,009,073,801	$ 903,142,398